Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
	December 31,	December 31,
	2020	2019
Securities and other investments owned:
Equity securities	$697,288	$353,162
Corporate bonds	3,195	19,020
Other fixed income securities	1,913	8,414
Partnership interests and other	74,923	27,617
	$777,319	$408,213

Securities sold not yet purchased:
Equity securities	$4,575	$5,360
Corporate bonds	4,288	33,436
Other fixed income securities	1,242	3,024
	$10,105	$41,820

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Financial Assets and Liabilities Measured at Fair Value
	on a Recurring Basis at December 31, 2020 Using
		Quoted prices in	Other	Significant
	Fair value at	active markets for	observable	unobservable
	December 31	identical assets	inputs	inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities and other investments owned:
Equity securities	$670,340	$521,048	$—	$149,292
Corporate bonds	3,195	—	3,195	—
Other fixed income securities	1,913	—	1,913	—
Total securities and other investments owned	675,448	521,048	5,108	149,292
Loans receivable, at fair value	390,689	—	—	390,689
Total assets measured at fair value	$1,066,137	$521,048	$5,108	$539,981

Liabilities:
Securities sold not yet purchased:
Equity securities	$4,575	$4,575	$—	$—
Corporate bonds	4,288	—	4,288	—
Other fixed income securities	1,242	—	1,242	—
Total securities sold not yet purchased	10,105	4,575	5,530	—
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,700	—	—	4,700
Total liabilities measured at fair value	$14,805	$4,575	$5,530	$4,700

	Financial Assets and Liabilities Measured at Fair Value
	on a Recurring Basis at December 31, 2019 Using
		Quoted prices in	Other	Significant
	Fair value at	active markets for	observable	unobservable
	December 31	identical assets	inputs	inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities and other investments owned:
Equity securities	$353,162	$243,911	$—	$109,251
Corporate bonds	19,020	—	19,020	—
Other fixed income securities	8,414	—	8,414	—
Total securities and other investments owned	380,596	243,911	27,434	109,251
Loans receivable, at fair value	43,338	—	—	43,338
Total assets measured at fair value	$423,934	$243,911	$27,434	$152,589

Liabilities:
Securities sold not yet purchased:
Equity securities	$5,360	$5,360	$—	$—
Corporate bonds	33,436	—	33,436	—
Other fixed income securities	3,024	—	3,024	—
Total securities sold not yet purchased	41,820	5,360	36,460	—
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,616	—	—	4,616
Total liabilities measured at fair value	$46,436	$5,360	$36,460	$4,616

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Fair value at
	December 31,				Weighted
	2020	Valuation Technique	Unobservable Input	Range	Average
Assets:
Equity securities	$149,292	Market approach	Multiple of EBITDA	5.50x - 8.00x	6.20x
			Multiple of PV-10	0.27x	0.27x
			Market price of related security	$0.40 - $30.15/share	$2.98
		Option pricing model	Annualized volatility	0.34 - 1.11	0.54
Loans receivable at fair value	390,689	Discounted cash flow	Market interest rate	4.9% - 37.5%	16.7%
		Market approach	Market price of related security	$0.40/share	$0.40
Total level 3 assets measured at fair value	$539,981

Liabilities:
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	$4,700	Market approach	Operating income multiple	6.0x	6.0x

Schedule of Variable Interest Entities [Table Text Block]
	December 31, 2020	December 31, 2019
Partnership investments	$23,200	$12,780
Due from related party	63,081	12
Maximum exposure to loss	$86,281	$12,792

Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Level 3	Level 3 Changes During the Period				Level 3
	Balance at	Fair	Relating to	Purchases,	Transfer in	Balance at
	Beginning of	Value	Undistributed	Sales and	and/or out	End of
	Year	Adjustments	Earnings	Settlements	of Level 3	Period
Year Ended December 31, 2020
Equity securities	$109,251	$(4,358)	$—	$54,178	$(9,779)	$149,292
Loans receivable at fair value	43,338	(21,676)	4,052	139,127	225,848	390,689
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,616	—	84	—	—	4,700
Year Ended December 31, 2019
Equity securities	$24,577	$(4,809)	$1,424	$91,243	$(3,184)	$109,251
Loans receivable at fair value	33,731	10,999	1,621	(3,013)	—	43,338
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,633	—	(17)	—	—	4,616